Provisions - Contingent liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Legal claims contingent liability
Summary of contingent liabilities
Amount under litigation considered as a possible loss	$ 370,418	$ 316,126
Tax
Summary of contingent liabilities
Amount under litigation considered as a possible loss	196,031	137,170
Labor
Summary of contingent liabilities
Amount under litigation considered as a possible loss	39,918	39,079
Civil
Summary of contingent liabilities
Amount under litigation considered as a possible loss	21,549	20,130
Environmental
Summary of contingent liabilities
Amount under litigation considered as a possible loss	$ 112,920	$ 119,747